PROPERTY, PLANT, AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 10. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Displays	$312,146	$312,146
Furniture and fixtures	772,891	720,657
Leasehold improvements	2,050,792	1,991,953
Computer hardware & equipment	221,175	209,029
Other	711,002	710,682
	4,068,006	3,944,467
Less: accumulated depreciation and amortization	(2,099,410)	(1,967,998)
Total property, plant, and equipment	$1,968,596	$1,976,469

The Company incurred approximately $133,000 of depreciation expense for the three months ended March 31, 2025 and 2024, respectively.

NOTE 10. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following as of December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023

Displays	$312,146	$312,146
Building	-	575,000
Furniture and fixtures	720,657	505,436
Leasehold improvements	1,991,953	1,925,385
Computer hardware & equipment	209,029	141,682
Other	710,682	680,718
	3,944,467	4,140,367
Less: accumulated depreciation and amortization	(1,967,998)	(1,463,728)
Total property, plant, and equipment	$1,976,469	$2,676,639

The Company incurred approximately $0.5 million of depreciation expense for the years ended December 31, 2024 and 2023, respectively.